Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Schedule of Aggregated Summarized Financial Information for Equity Method's Investment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	$ 227,378	$ 258,473	$ 252,138	$ 219,126
Other assets - current	21,282	20,490
Vessels and equipment and conversion costs	4,084,803	4,348,535
Other assets - non-current	100,435	82,341
Current portion of long-term debt	586,892	485,069
Long-term debt	2,596,002	2,878,805
Other liabilities - non-current	211,611	192,258
Revenues	1,152,390	1,229,413	1,019,539
Income from vessel operations	230,853	283,399	256,218
Realized and unrealized (losses) gains on derivative instruments	(20,313)	(73,704)	(143,703)
Net income	44,475	100,143	17,656
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	48,561	17,212
Other assets - current	17,172	18,846
Vessels and equipment and conversion costs	1,001,337	589,731
Other assets - non-current	10,128	5,385
Current portion of long-term debt	105,736	28,889
Other liabilities - current	40,015	18,514
Long-term debt	607,588	390,219
Other liabilities - non-current	29,795	34,978
Revenues	80,999	82,831	82,845
Income from vessel operations	42,380	37,351	35,273
Realized and unrealized (losses) gains on derivative instruments	1,608	(13,214)	(6,656)
Net income	$ 35,866	$ 15,344	$ 20,682